Capital Stock (Disclosure of number, exercise price and remaining life of outstanding warrants) (Details)	12 Months Ended
	Jan. 31, 2023 Share $ / shares	Jan. 31, 2022 Share $ / shares	Jan. 31, 2021 Share $ / shares
Disclosure of classes of share capital [line items]
Warrants Outstanding | Share	8,064,569	3,114,569	1,548,000
Exercise Price | $ / shares	$ 0.25	$ 0.5	$ 0.5
Remaining Life (Years)	1 year 3 days
Warrants Outstanding Expired On March 5, 2023 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding | Share	3,114,569
Exercise Price | $ / shares	$ 0.5
Remaining Life (Years)	1 month 2 days
Expiry Date	Mar. 05, 2023
Warrants Outstanding Expired On August 22, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding | Share	4,150,000
Exercise Price | $ / shares	$ 0.1
Remaining Life (Years)	1 year 6 months 21 days
Expiry Date	Aug. 22, 2024
Warrants Outstanding Expired On November 1, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding | Share	800,000
Exercise Price | $ / shares	$ 0.1
Remaining Life (Years)	1 year 9 months
Expiry Date	Nov. 01, 2024